Submission	Sep. 04, 2026
Submission [Line Items]
Central Index Key	0001000275
Registrant Name	ROYAL BANK OF CANADA
Registration File Number	333-275898
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A